Guarantor Subsidiaries - Income Statement (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues	$ 3,211	$ 3,196	$ 3,382	$ 3,345	$ 3,212	$ 3,118	$ 3,353	$ 3,430	$ 2,962	$ 6,399	$ 6,557	$ 13,135	$ 12,863	$ 10,371
Costs and expenses:
Cost of sales	2,919			2,977						5,874	5,973	12,000	11,735	9,310
Operating expenses	161			161						320	316	644	636	605
General and administrative expenses	20			14						35	29	61	59	57
Depreciation, amortization and accretion expense	30			29						60	56	115	113	105
Asset impairment losses												0	3	5
Total costs and expenses	3,130			3,181						6,289	6,374	12,820	12,546	10,082
Operating income	81	97	35	164	19	70	84	120	43	110	183	315	317	289
Other income, net	1			0						2	0	1	1	2
Interest expense	7			0						7	0	1	1	1
Equity in earnings of subsidiaries										0
Income before income tax expense	75			164						105	183	315	317	290
Income tax expense	32			56						41	61	105	103	97
Net income	43	64	23	108	15	48	55	80	31	64	122	210	214	193
Parent Company
Operating revenues										0		0
Costs and expenses:
Cost of sales										0		0
Operating expenses										0		0
General and administrative expenses										1		0
Depreciation, amortization and accretion expense										0		0
Total costs and expenses										1		0
Operating income										(1)		0
Other income, net										0		0
Interest expense										7		0
Equity in earnings of subsidiaries										28
Income before income tax expense										20		0
Income tax expense										0		0
Net income										20		0
Guarantor Subsidiaries
Operating revenues										3,935	3,948	7,907	7,557	6,183
Costs and expenses:
Cost of sales										3,608	3,577	7,185	6,893	5,540
Operating expenses										200	194	398	383	372
General and administrative expenses										26	21	44	42	40
Depreciation, amortization and accretion expense										42	38	78	76	72
Asset impairment losses													2	2
Total costs and expenses										3,876	3,830	7,705	7,396	6,026
Operating income										59	118	202	161	157
Other income, net										0	0	0	0	1
Interest expense										0	0	1	1	1
Equity in earnings of subsidiaries										0
Income before income tax expense										59	118	201	160	157
Income tax expense										25	43	74	59	57
Net income										34	75	127	101	100
Non-Guarantor Subsidiaries
Operating revenues										2,464	2,609	5,228	5,306	4,188
Costs and expenses:
Cost of sales										2,266	2,396	4,815	4,842	3,770
Operating expenses										120	122	246	253	233
General and administrative expenses										8	8	17	17	17
Depreciation, amortization and accretion expense										18	18	37	37	33
Asset impairment losses													1	3
Total costs and expenses										2,412	2,544	5,115	5,150	4,056
Operating income										52	65	113	156	132
Other income, net										2	0	1	1	1
Interest expense										0	0	0	0	0
Equity in earnings of subsidiaries										0
Income before income tax expense										54	65	114	157	133
Income tax expense										16	18	31	44	40
Net income										38	47	83	113	93
Consolidation, Eliminations
Operating revenues										0		0
Costs and expenses:
Cost of sales										0		0
Operating expenses										0		0
General and administrative expenses										0		0
Depreciation, amortization and accretion expense										0		0
Total costs and expenses										0		0
Operating income										0		0
Other income, net										0		0
Interest expense										0		0
Equity in earnings of subsidiaries										(28)
Income before income tax expense										(28)		0
Income tax expense										0		0
Net income										(28)		0
Net Parent Investment
Costs and expenses:
Net income										44		210	214	193
Net Parent Investment | Guarantor Subsidiaries
Costs and expenses:
Net income										17
Net Parent Investment | Non-Guarantor Subsidiaries
Costs and expenses:
Net income										$ 27